UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [X]; Amendment Number: 2
This Amendment (Check only one.):                 [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Name:        Manulife Asset Management (US) LLC
Address:     101 Huntington Avenue
             Boston, MA 02199

Form 13F File Number: 028-03673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: William Corson
Title: Chief Compliance Officer
Phone:(617) 375-6850

William Corson                    Boston, MA                   February 12, 2013
--------------                    ----------                   ----------------
[Signature]                       [City, State]                [Date]

NOTE: The original filing was made under the name Sovereign Asset Management Corporation.

Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:          NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             0

Form 13F Information Table Entry Total:                                       93

Form 13F Information Table Value Total:                  US $520,641 (thousands)


List of Other Included Managers:  NONE

                                                                                                             VOTING AUTHORITY
                                Title of  CUSIP      Value     Shares or   SH/  Put/  Investment  Other
Name of Issuer                  Class     Number     (x$1000)  Prn Amount  PRN  Call  Discretion  Manager  SOLE    SHARED  NONE
AFLAC CORP                      COM       001055102  13,688    189,617     SH         SOLE                 13,688  0       0
AT & T CORP                     COM       001957109     361     20,901     SH         SOLE                    361  0       0
ABBOTT LABORATORIES             COM       002824100  10,240    211,412     SH         SOLE                 10,240  0       0
AIR PRODUCTS & CHEMICALS        COM       009158106   3,731     91,000     SH         SOLE                  3,731  0       0
ALLTEL CORP                     COM       020039103  11,427    183,016     SH         SOLE                 11,427  0       0
AMERICA ONLINE INC              COM       02364J104   1,326     38,115     SH         SOLE                  1,326  0       0
AMERICAN GENERAL CORP           COM       026351106   5,334     65,450     SH         SOLE                  5,334  0       0
AMERICAN HOME PRODS CORP        COM       026609107  12,530    197,164     SH         SOLE                 12,530  0       0
AMERICAN INTL GROUP             COM       026874107  13,216    134,084     SH         SOLE                 13,216  0       0
ANHEUSER BUSCH                  COM       035229103   1,844     40,532     SH         SOLE                  1,844  0       0
AUTOMATIC DATA PROCESSING INC.  COM       053015103  11,430    180,528     SH         SOLE                 11,430  0       0
AVERY DENNISON CORP             COM       053611109   2,017     36,750     SH         SOLE                  2,017  0       0
BP AMOCO PLC                    ADR       055622104     247      5,151     SH         SOLE                    247  0       0
BANK AMER CORP                  COM       060505104   1,931     42,084     SH         SOLE                  1,931  0       0
BANK OF NEW YORK                COM       064057102     497      9,000     SH         SOLE                    497  0       0
BARD C R INC                    COM       067383109   2,328     50,000     SH         SOLE                  2,328  0       0
BAXTER INTERNATIONAL, INC.      COM       071813109  18,040    204,274     SH         SOLE                 18,040  0       0
BELLSOUTH CORP                  COM       079860102     858     20,966     SH         SOLE                    858  0       0
BEMIS CO                        COM       081437105     534     15,900     SH         SOLE                    534  0       0
BRISTOL-MYERS SQUIBB CO         COM       110122108   3,854     52,126     SH         SOLE                  3,854  0       0
CVS CORP                        COM       126650100     413      6,890     SH         SOLE                    413  0       0
CENTURYTEL INC                  COM       156700106  11,220    313,852     SH         SOLE                 11,220  0       0
CHEVRON CORP                    COM       166751107  14,123    167,264     SH         SOLE                 14,123  0       0
CISCO SYSTEMS, INC.             COM       17275R102   2,338     61,113     SH         SOLE                  2,338  0       0
CITIGROUP                       COM       172967101  16,542    323,949     SH         SOLE                 16,542  0       0
COCA-COLA CO                    COM       191216100   9,006    147,796     SH         SOLE                  9,006  0       0
COLGATE PALMOLIVE               COM       194162103   3,428     53,100     SH         SOLE                  3,428  0       0
COMPAQ COMPUTER                 COM       204493100   1,199     79,678     SH         SOLE                  1,199  0       0
CONOCO INC - CL A               COM       208251306     459     16,050     SH         SOLE                    459  0       0
CONOCO INC - CL B               COM       208251405     575     19,871     SH         SOLE                    575  0       0
DOLLAR GENERAL CORP             COM       256669102     199     10,538     SH         SOLE                    199  0       0
DOVER CORP                      COM       260003108  10,419    256,854     SH         SOLE                 10,419  0       0
E I DUPONT DE NEMOURS & CO INC  COM       263534109     634     13,130     SH         SOLE                    634  0       0
EMC CORP                        COM       268648102   2,705     40,670     SH         SOLE                  2,705  0       0
ECOLAB INC                      COM       278865100   1,669     38,650     SH         SOLE                  1,669  0       0
ELECTRONIC DATA SYSTEMS CORP    COM       285661104     309      5,359     SH         SOLE                    309  0       0
EMERSON ELECTRIC                COM       291011104  12,284    155,866     SH         SOLE                 12,284  0       0
EXXON MOBIL CORPORATION         COM       30231G102  17,009    195,647     SH         SOLE                 17,009  0       0
FAMILY DOLLAR STORES INC        COM       307000109   1,066     49,710     SH         SOLE                  1,066  0       0
FHLMC                           COM       313400301   3,881     56,345     SH         SOLE                  3,881  0       0
FNMA                            COM       313586109  20,475    236,027     SH         SOLE                 20,475  0       0
FIRST UNION CORP                COM       337358105   1,245     44,769     SH         SOLE                  1,245  0       0
FIRSTAR CORPORATION             COM       33763V109     581     25,000     SH         SOLE                    581  0       0
FLEET BOSTON FINANCIAL          COM       339030108   2,889     76,914     SH         SOLE                  2,889  0       0
GANNETT CO INC                  COM       364730101   5,364     85,060     SH         SOLE                  5,364  0       0
GENERAL ELECTRIC                COM       369604103  17,169    358,156     SH         SOLE                 17,169  0       0
HEWLETT-PACKARD INC             COM       428236103   2,882     91,315     SH         SOLE                  2,882  0       0
HOME DEPOT                      COM       437076102   8,112    177,544     SH         SOLE                  8,112  0       0
HOUSEHOLD INTL INC              COM       441815107   4,128     75,047     SH         SOLE                  4,128  0       0
ILLINOIS TOOL WORKS INC         COM       452308109   5,658     94,996     SH         SOLE                  5,658  0       0
INTEL CORP                      COM       458140100   5,353    178,059     SH         SOLE                  5,353  0       0
INTERNATIONAL BUSINESS MACHINE  COM       459200101   5,847     68,790     SH         SOLE                  5,847  0       0
INTERPUBLIC GROUP INC           COM       460690100  14,464    339,819     SH         SOLE                 14,464  0       0
JOHNSON & JOHNSON               COM       478160104  16,649    158,464     SH         SOLE                 16,649  0       0
KIMBERLY-CLARK CORP             COM       494368103  15,304    216,499     SH         SOLE                 15,304  0       0
LEGGETT & PLATT INC             COM       524660107   1,059     55,895     SH         SOLE                  1,059  0       0
LOWES COS INC.                  COM       548661107   7,190    161,565     SH         SOLE                  7,190  0       0
LUCENT TECHNOLOGIES             COM       549463107   1,513    112,094     SH         SOLE                  1,513  0       0
MCDONALDS CORP                  COM       580135101     768     22,580     SH         SOLE                    768  0       0
MCGRAW-HILL INC                 COM       580645109  12,020    205,037     SH         SOLE                 12,020  0       0
MEDTRONIC INC                   COM       585055106  12,579    208,351     SH         SOLE                 12,579  0       0
MERCK & CO INC                  COM       589331107   4,375     46,730     SH         SOLE                  4,375  0       0
MICROSOFT CORP                  COM       594918104     808     18,639     SH         SOLE                    808  0       0
MINNESOTA MINING & MFG          COM       604059105  13,116    108,847     SH         SOLE                 13,116  0       0
MOLEX INC                       COM       608554101     948     26,699     SH         SOLE                    948  0       0
NOKIA CORP  "A"  ADR            ADR       654902204   2,263     52,029     SH         SOLE                  2,263  0       0
NORTEL NETWORKS CORP            COM       656568102   1,162     36,235     SH         SOLE                  1,162  0       0
PNC BANK CORP.                  COM       693475105   1,082     14,807     SH         SOLE                  1,082  0       0
PENTAIR INC                     COM       709631105   2,970    122,775     SH         SOLE                  2,970  0       0
PEPSICO INC.                    COM       713448108  17,075    344,511     SH         SOLE                 17,075  0       0
PFIZER INC.                     COM       717081103   1,431     31,107     SH         SOLE                  1,431  0       0
PHILIP MORRIS COMP COS INC      COM       718154107   4,850    110,225     SH         SOLE                  4,850  0       0
PITNEY BOWES INC                COM       724479100   2,234     67,453     SH         SOLE                  2,234  0       0
PROCTER & GAMBLE CO             COM       742718109     815     10,386     SH         SOLE                    815  0       0
QUESTAR CORP                    COM       748356102   2,096     69,725     SH         SOLE                  2,096  0       0
ROYAL DUTCH PETE CO             ADR       780257804   8,165    134,827     SH         SOLE                  8,165  0       0
SBC COMMUNICATIONS              COM       78387G103  13,049    273,276     SH         SOLE                 13,049  0       0
SCHERING-PLOUGH CORP            COM       806605101     351      6,184     SH         SOLE                    351  0       0
SCHLUMBERGER LTD                COM       806857108     248      3,100     SH         SOLE                    248  0       0
STATE STREET CORP               COM       857477103   5,498     44,261     SH         SOLE                  5,498  0       0
SUN MICROSYSTEMS INC            COM       866810104   1,450     52,017     SH         SOLE                  1,450  0       0
SYSCO CORP                      COM       871829107  18,351    611,694     SH         SOLE                 18,351  0       0
TARGET CORP.                    COM       87612E106   8,996    278,935     SH         SOLE                  8,996  0       0
TEXAS INSTRUMENTS               COM       882508104   1,765     37,260     SH         SOLE                  1,765  0       0
TYCO INTL LTD NEW COM           COM       902124106     319      5,742     SH         SOLE                    319  0       0
UNITED TECHNOLOGIES             COM       913017109   1,483     18,866     SH         SOLE                  1,483  0       0
VERIZON COMMUNICATIONS          COM       92343V104   1,172     23,375     SH         SOLE                  1,172  0       0
WAL-MART STORES INC             COM       931142103   2,263     42,592     SH         SOLE                  2,263  0       0
WALGREEN CO                     COM       931422109     222      5,300     SH         SOLE                    222  0       0
WELLS FARGO & CO                COM       949746101  14,526    260,843     SH         SOLE                 14,526  0       0
JOHN WILEY & SONS               COM       968223206     344     16,000     SH         SOLE                    344  0       0
WILMINGTON TRUST CORP           COM       971807102     351      5,660     SH         SOLE                    351  0       0
WORLDCOM INC.                   COM       98157D106     703     49,994     SH         SOLE                    703  0       0